CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Total Revenues	$ 478,498	$ 328,063	$ 261,450
Costs and Expenses:
Cost of revenues	25,197	22,477	25,520
Traffic acquisition costs and media buy	288,018	197,626	135,891
Research and development	35,348	30,880	22,585
Selling and marketing	53,209	39,085	34,736
General and administrative	20,933	15,819	14,999
Depreciation and amortization	9,897	9,923	9,711
Total Costs and Expenses	432,602	315,810	243,442
Income from Operations	45,896	12,253	18,008
Financial expenses, net	581	2,638	3,470
Income before Taxes on Income	45,315	9,615	14,538
Taxes on income (benefit)	6,609	(610)	1,645
Net Income	$ 38,706	$ 10,225	$ 12,893
Net Earnings per Share - Basic	$ 1.13	$ 0.38	$ 0.50
Net Earnings per Share - Diluted	$ 1.02	$ 0.36	$ 0.49
Weighted average number of shares - Basic	34,397,134	26,687,145	25,965,357
Weighted average number of shares - Diluted	37,829,725	28,797,747	26,357,585
Display Advertising [Member]
Revenues:
Total Revenues	$ 265,323	$ 148,698	$ 87,863
Search Advertising [Member]
Revenues:
Total Revenues	$ 213,175	$ 179,365	$ 173,587